Note 14 (Tables)	6 Months Ended
Jun. 30, 2022
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk [Table Text Block]
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	June 2022	December 2021
ASSETS
Derivatives - Hedge accounting	1,858	1,805
Fair value changes of the hedged items in portfolio hedges of interest rate risk	(98)	5
LIABILITIES
Derivatives - Hedge accounting	3,181	2,626
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—